Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (14,626)	$ 743
Change in unrealized gains on marketable securities:
Unrealized gains arising during the period, net of tax expense of $146 and $70, respectively	1,904	1,140
Gains reclassified into net income (loss)	(102)	(271)
Net change	1,802	869
Change in unrealized gains on cash flow hedges:
Unrealized gains arising during the period, net of tax expense of $6 and $9, respectively	54	118
Losses (gains) reclassified into net income (loss)	26	(6)
Net change	80	112
Foreign currency translation adjustment	90	40
Total other comprehensive income, net of tax	1,972	1,021
Comprehensive income (loss)	$ (12,654)	$ 1,764